Consolidated Statement of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
Sales	$ 155,884	$ 155,997	$ 291,158	$ 1,014,812	$ 1,406,004	$ 1,610,008
Cost of Goods Sold	49,356	93,330	72,619	436,607	654,937	952,782
Gross Profit	106,528	62,667	218,539	578,205	751,068	657,226
General and Administrative
General and Administrative expense	211,673	155,576	340,521	251,296	480,812	382,871
Salaries	225,104	176,215	433,069	385,762	495,269	802,951
Travel	25,339	11,658	40,354	40,816	86,292	246,078
Professional Fees	49,373	55,464	82,209	77,351	111,318	130,709
Consulting					157,149	73,443
Bad Debt Expense					259,289	128,463
Facility lease and Maintenance	82,699	83,181	168,910	193,636	363,643	305,883
Depreciation and Amortization	8,073	9,443	16,146	18,886	32,912	41,437
Total Expenses	602,261	491,537	1,081,209	967,747	1,986,684	2,111,835
Net Profit / (Loss) From Operations	(495,733)	(428,870)	(862,670)	(389,542)	(1,235,616)	(1,454,609)
Change in derivative liability	(3,804)	250,353	1,745,369	119,359	(1,270,099)	216,269
Gain / (Loss) on debt settlement and write down	368,098	217,644	368,098	239,865	399,181
Interest and Financing fees	(100,417)	(268,629)	(414,069)	(512,759)	(1,329,230)	(1,317,643)
Net Profit / (Loss) Before Income Taxes	(231,856)	(229,502)	836,728	(543,077)	(3,435,764)	(2,555,983)
Income Tax Expense
Net Profit / (Loss)	$ (231,856)	$ (229,502)	$ 836,728	$ (543,077)	$ (3,435,764)	$ (2,555,983)
Per Share Information:
Basic and diluted weighted average number of common shares outstanding	895,498,243	762,265,411	853,322,779	760,217,962	767,861,170	641,349,437
Net Profit / (Loss) per common share basic and diluted	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)
Diluted weighted average number of common shares outstanding	895,498,243	762,265,411	1,339,978,304	760,217,962	767,861,170	641,349,437
Net Profit / (Loss) per common share diluted	$ (0.00)	$ (0.00)	$ 0.00	$ (0.00)	$ (0.00)	$ (0.00)